INCOME TAXES (Components of deferred tax provision (benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Deferred tax provision (benefit)	$ (1,254,000)	$ 966,000	$ 727,000
Tax Depreciation Exceeding Book Depreciation [Member]
Deferred tax provision (benefit)	(1,430,906)	397,273	553,647
Federal Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	1,000,360	384,208	11,453
State net operating loss carryforward [Member]
Deferred tax provision (benefit)	(665,934)
Decrease (Increase) of Rental Income Received in Advance [Member]
Deferred tax provision (benefit)	65,999	(82,775)	44,298
(Decrease) In Unbilled Receivables [Member]
Deferred tax provision (benefit)	(198,154)	(94,927)	(132,736)
Increase (decrease) in average rent payable [Member]
Deferred tax provision (benefit)	81,230	29,383	(28,389)
Deferred Revenue [Member]
Deferred tax provision (benefit)		347,083	396,667
Litigation Deposit Due From Contractor [Member]
Deferred tax provision (benefit)	(8,930)		(94,932)
Other Deferred Income Tax Expense [Member]
Deferred tax provision (benefit)	$ (97,665)	$ (14,245)	$ (23,008)